Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation
14.	Share-based compensation
Non-vested
Gogo Glocal restricted shares
In connection of the acquisition of Nonolive, Gogo Glocal issued 4,900,000 ordinary shares, which represents 46% of its equity, to the founders for Nonolive. These ordinary shares are subject to transfer restriction and repurchase by the Group for a consideration of US$1 upon early termination of their requisite employment service period of 15 months. These ordinary shares are vested upon the earlier of the satisfaction of certain performance target as measured by number of Daily Active Users or the requisite service period. This arrangement has been accounted as a grant of restricted share awards subject to service and performance conditions.
With the assistance of third party valuation firm, the Group used the discounted cash flow method to determine the underlying equity value of Gogo Glocal and adopted equity allocation model to determine the fair value of the restricted ordinary share as of the dates of issuance, which was determined to be RMB18.45 per share. The aggregate fair value of the restricted shares was RMB90,425,865.
On September 30, 2019, the Group and the founders of Nonolive entered into another agreement to renew the arrangement. Pursuant to the agreement, (i) the Group injected additional capital of RMB100 million in Gogo Glocal; (ii) the Group repurchased 1,039,780 shares of ordinary shares from one of the founders for a consideration of US$1 due to an early termination of his requisite employment service, which was considered as a forfeiture of the unvested restricted shares; (iii) 1,696,895 ordinary shares were vested immediately, of which 444,444 shares were repurchased by the Group at fair value of RMB43.92 per share; and (iv) the remaining 2,163,325 non-vested
restricted shares held by the founders are subject to transfer restriction and repurchase by the Group for a consideration of US$1 upon early termination of their renewed requisite employment service period and will be vested monthly in equal installments over the next 36 months, which was considered as a modification of unvested restricted shares.
As a result of the modification, an incremental compensation cost of RMB28,224,142 was measured as the excess of the fair value of the modified restricted share award over the fair value of the original restricted share. The fair value per share of the modified restricted shares of RMB43.92 is determined according to the share price and other pertinent factors at the modification date.

(1)
In February 2020, the Group repurchased 1,429,906 shares of unvested restricted shares from one of the Gogo Glocal’s founders with a consideration of US$1 due to the early termination of his requisite employment service, which was considered as a forfeiture of the unvested restricted shares.

(2)
In February 2020, the Group canceled 557,455 unvested restricted shares granted. The corresponding unrecognized share-based compensation expense of RMB7,451,210 was immediately recognized in the consolidated statement of comprehensive income for the year ended December 31, 2020.

As of December 31, 2021, the total unrecognized share-based compensation expense was nil.
For the years ended December 31, 2019, 2020 and 2021, the Group recorded compensation expenses of RMB55,275,106, RMB8,029,561 and RMB nil, respectively.
Restricted share units
On April 1, 2018, the Company’s board of director approved the 2018 Restricted Share Unit Scheme (“2018 Plan”). In connection with the 2018 Plan, the Company established Douyu Employee Benefit Trust (the “Trust”) as a holding platform and
2,106,321
share of ordinary shares were issued to the Trust as a reserve pool for future issuance of equity share incentive to the Group’s employees. All shareholder rights of these 2,106,321 ordinary shares including but not limited to voting rights and dividend rights are unconditionally waived until the corresponding restrict share units are vested. The Group referred to the interest in Trust as Restricted Share Units and each Restricted Share Unit represents one ordinary share. The Scheme shall be valid and effective for a period of
10
years.
On April 1, 2018, pursuant to a board of director resolution, 2,098,069 restricted share units corresponding to 2,098,069 ordinary shares were granted to certain employees, directors and officers for zero cash subscription. The restricted share units will begin vesting by equal instalment for 36 months upon a qualified IPO. The Group has determined the per share fair value of the restricted share unit to be RMB274.51 with the assistance of an independent valuation firm based on the fair value of the underlying ordinary shares which was determined by using the hybrid method of the probability weighted expected return method (“PWERM”) and the option pricing method (“OPM”) to allocate equity value to preferred and ordinary shares on a fully diluted basis.
A summary of restricted share units activity during the years ended December 31, 2021 is presented below:

	Number of restricted shares	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2020	1,096,667	274.55	1.58
Vested	(691,281)	274.55
Forfeited	(3,037)	274.55

Outstanding as of December 31, 2021	402,349	274.55	0.58

The Group has recorded compensation expenses of RMB235,506,658, RMB134,124,800 and RMB132,139,458 for the years ended December 31, 2019, 2020 and 2021 relating to these restricted share units. As of December 31,
2020 and
2021, there were RMB207,249,251and RMB72,612,268, respectively, unrecognized share-based
 compensation expenses related to the restricted share.